Additional financial information - Statements of income and other comprehensive income (Details) - Operating revenues benchmark - customer	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers
Number of customers accounting for more than 10% of revenues	3	2	2
Social Media Company
Disclosure of disaggregation of revenue from contracts with customers
Concentration risk percentage	17.70%	15.60%
TELUS Corporation
Disclosure of disaggregation of revenue from contracts with customers
Concentration risk percentage	16.10%	19.60%	26.20%
Google
Disclosure of disaggregation of revenue from contracts with customers
Concentration risk percentage	11.00%	7.50%	12.20%